LAND HELD FOR INVESTMENT (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Land Held For Investment Tables
Schedule of land held for investment

	07/31/2013	10/31/2012
Land held for investment
Land – Unimproved	$1,796,292	$2,245,214
Land – Commercial rental properties	4,603,176	4,603,176
	$6,399,468	$6,848,390

	10/31/2012	10/31/2011
Land held for investment
Land – Unimproved	$2,245,214	$2,245,312
Land – Commercial rental properties	4,603,176	4,603,176
Total land held for investment	$6,848,390	$6,848,488